Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
SECURITIES

NOTE 2 – SECURITIES

The amortized cost, fair value and the related gross unrealized gains and losses of available for sale securities recognized in accumulated other comprehensive income (loss) were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2011
U.S. Treasury and federal agency	$2,430	$16	$—	$2,446
State and municipal	53,841	3,592	(10)	57,423
Mortgage-backed: residential	88,362	2,060	(136)	90,286
Equity securities	23	—	(3)	20

Total debt securities	$144,656	$5,668	$(149)	$150,175

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2010
U.S. Treasury and federal agency	$2,954	$21	$—	$2,975
State and municipal	44,656	833	(484)	45,005
Corporate bond and notes	1,487	29	—	1,516
Mortgage-backed: residential	86,001	2,766	(240)	88,527
Equity securities	23	—	(13)	10

Total debt securities	$135,121	$3,649	$(737)	$138,033

		2011	2010	2009
Sales of available for sale securities were as follows:
Proceeds		$14,980	$18,775	$23,084
Gross gains		216	679	949
Gross losses		(2)	(26)	(179)
Gross gains from calls		—	8	—

The tax provision (benefit) related to these net realized gains and losses was $73, $225 and $262, respectively.

The amortized cost and fair value of securities at year-end 2011 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities and equity securities, are shown separately.

	Amortized Cost	Fair Value
Due in one year or less	$2,748	$2,750
Due from one to five years	6,091	6,312
Due from five to ten years	19,765	21,346
Due after ten years	27,667	29,461
Mortgage-backed: residential	88,362	90,286
Equity securities	23	20

	$144,656	$150,175

Securities pledged at year-end 2011 and 2010 had a fair value of $63,941 and $58,827 and were pledged to secure public deposits and repurchase agreements.

At year-end 2011 and 2010, there were no holdings of securities of any one issuer, other than the U.S. Government, and its agencies and corporations, in an amount greater than 10% of shareholders’ equity.

All mortgage-backed securities are issued by the United States government or any agency or corporation thereof as of December 31, 2011.

Securities with unrealized losses at year-end 2011 and 2010, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
2011
State and municipal	$366	$(3)	$891	$(7)	$1,257	$(10)
Mortgage-backed: residential	22,639	(136)	—	—	22,639	(136)
Equity	20	(3)	—	—	20	(3)

Total temporarily impaired	$23,025	$(142)	$891	$(7)	$23,916	$(149)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
2010
State and municipal	$18,125	$(484)	$—	$—	$18,125	$(484)
Mortgage-backed: residential	17,067	(240)	—	—	17,067	(240)
Equity securities	—	—	10	(13)	10	(13)

Total temporarily impaired	$35,192	$(724)	$10	$(13)	$35,202	$(737)

Unrealized losses have not been recognized into income because the securities are of high credit quality, management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in market interest rates or normally expected market pricing fluctuations. The fair value of debt securities is expected to recover as the securities approach their maturity date.

National Bancshares Corporation equity securities are comprised of FHLMC preferred stock. An other than temporary impairment charge was taken on this investment in 2008, reducing the cost basis to $23. The fair value of these securities at December 31, 2011 and 2010 was $20 and $10, respectively.